Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—41.4%
U.S. Treasury Bonds 1.625%, 11/15/50	$ 8,333	$6,944
U.S. Treasury Notes
2.750%, 8/15/21	510	515
1.750%, 5/31/22	8,485	8,647
1.375%, 6/30/23	23,373	23,987
1.500%, 10/31/24	60	62
0.500%, 3/31/25	1,116	1,109
0.250%, 9/30/25	15,645	15,259
1.125%, 2/15/31(1)	5,651	5,339
Total U.S. Government Securities (Identified Cost $62,774)		61,862

Mortgage-Backed Securities—18.6%
Agency—14.3%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	216	237
Pool #G60019 4.500%, 3/1/44	196	220
Pool #Q35611 4.000%, 9/1/45	490	532
Pool #V81992 4.000%, 10/1/45	312	341
Pool #G60661 4.000%, 7/1/46	447	486
Pool #Q42921 3.500%, 9/1/46	614	657
Pool #Q51758 3.500%, 10/1/47	89	94
Pool #Q52135 3.500%, 11/1/47	976	1,040
Pool #ZM5226 3.500%, 12/1/47	634	681
Pool #Q53881 4.500%, 1/1/48	460	509
Pool #Q61680 4.000%, 2/1/49	457	490
Pool #QA3079 3.500%, 10/1/49	321	343
Pool #QA4766 3.500%, 11/1/49	544	579
Pool #SD0164 3.500%, 12/1/49	861	923
Pool #QA6331 3.500%, 1/1/50	732	774
Pool #QA7571 3.000%, 2/1/50	631	658
Pool #QA8967 3.000%, 4/1/50	723	754
Pool #QA9935 3.000%, 6/1/50	308	322
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	652	694
Pool #BO8589 3.000%, 3/1/40	105	110
	Par Value	Value

Agency—continued
Pool #BK0396 3.000%, 11/1/44	$181	$191
Pool #MA2341 4.500%, 6/1/45	22	24
Pool #BE5050 4.000%, 9/1/45	479	530
Pool #AZ9213 4.000%, 10/1/45	529	580
Pool #BA4799 4.000%, 2/1/46	188	206
Pool #BE9567 3.500%, 4/1/47	870	927
Pool #BE7213 4.000%, 4/1/47	92	99
Pool #BE9598 4.000%, 5/1/47	79	85
Pool #BH7058 3.500%, 12/1/47	525	555
Pool #MA3211 4.000%, 12/1/47	126	136
Pool #BH9215 3.500%, 1/1/48	202	214
Pool #BJ8599 3.500%, 4/1/48	106	113
Pool #BK6111 4.000%, 7/1/48	1,339	1,449
Pool #BN4542 4.500%, 2/1/49	128	140
Pool #BO1345 3.500%, 8/1/49	502	531
Pool #BO1351 4.000%, 8/1/49	544	586
Pool #BO3024 3.500%, 10/1/49	301	324
Pool #BO5325 3.000%, 11/1/49	192	201
Pool #BO4386 3.500%, 11/1/49	993	1,052
Pool #BO8894 3.000%, 12/1/49	341	356
Pool #BP5431 3.000%, 6/1/50	503	525
Pool #BP5432 3.000%, 6/1/50	435	455
Pool #BQ1405 3.000%, 8/1/50	998	1,043
Government National Mortgage Association I Pool #BQ1140 3.000%, 11/15/49	563	585
		21,351

Non-Agency—4.3%
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(2)	200	209
2012-SHOW, B 144A 3.882%, 11/5/36(2)	605	622
Century Plaza Towers 2019-CPT, B 144A 2.997%, 11/13/39(2)(3)	635	656
	Par Value	Value

Non-Agency—continued
CF Hippolyta LLC
2020-1, A1 144A 1.690%, 7/15/60(2)	$348	$351
2020-1, B1 144A 2.280%, 7/15/60(2)	258	262
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(2)	325	374
2012-BWTR, A 144A 2.954%, 11/5/34(2)	695	703
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%) 144A 1.026%, 7/15/25(2)(3)	172	172
JPMBB Commercial Mortgage Securities Trust 2013-C15, A4 4.096%, 11/15/45	514	548
MAD Mortgage Trust 2017-330M, A 144A 2.976%, 8/15/34(2)(3)	260	271
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(2)	670	721
SBA Tower Trust 144A 1.884%, 1/15/26(2)	480	486
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(2)	190	196
2021-SAVE, A (1 month LIBOR + 1.150%) 144A 1.256%, 2/15/40(2)(3)	365	366
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	505	515
		6,452

Total Mortgage-Backed Securities (Identified Cost $27,037)		27,803

Asset-Backed Securities—4.7%
Automobiles—0.9%
Ford Credit Auto Owner Trust 2020-1, A 144A 2.040%, 8/15/31(2)	1,355	1,403
Credit Card—2.1%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 0.791%, 5/15/28(3)	1,075	1,062
See Notes to Schedule of Investments

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Credit Card—continued
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.876%, 5/14/29(3)	$1,305	$1,323
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 0.706%, 12/15/26(3)	790	799
		3,184

Other—1.7%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	259	264
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(2)	357	372
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	680	719
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(2)	440	438
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(2)	675	663
		2,456

Total Asset-Backed Securities (Identified Cost $6,938)		7,043

Corporate Bonds and Notes—31.2%
Communication Services—2.2%
AT&T, Inc.
2.250%, 2/1/32	428	407
3.650%, 6/1/51	759	734
3.300%, 2/1/52	390	351
Comcast Corp. 2.650%, 2/1/30	733	750
Verizon Communications, Inc.
3.150%, 3/22/30	214	226
3.400%, 3/22/41	418	424
ViacomCBS, Inc. 4.200%, 5/19/32	344	385
		3,277

Consumer Discretionary—0.9%
Marriott International, Inc.
2.850%, 4/15/31	299	293
3.500%, 10/15/32	612	635
NIKE, Inc. 3.375%, 3/27/50	373	392
		1,320

	Par Value	Value

Consumer Staples—1.9%
7-Eleven, Inc. 144A 1.800%, 2/10/31(2)	$442	$413
Coca-Cola Co. (The) 1.000%, 3/15/28	811	770
Kohl’s Corp. 3.375%, 5/1/31	454	454
Kroger Co. (The) 3.950%, 1/15/50	435	470
Mars, Inc. 144A 2.450%, 7/16/50(2)	778	668
		2,775

Energy—3.4%
Boardwalk Pipelines LP 4.450%, 7/15/27	168	186
EOG Resources, Inc. 4.950%, 4/15/50	714	871
HollyFrontier Corp. 4.500%, 10/1/30	663	686
Marathon Petroleum Corp.
4.500%, 5/1/23	476	510
4.700%, 5/1/25	296	333
Pioneer Natural Resources Co. 1.900%, 8/15/30	1,139	1,057
Plains All American Pipeline LP 3.800%, 9/15/30	1,083	1,103
Shell International Finance B.V. 2.375%, 4/6/25	255	269
		5,015

Financials—9.6%
Avolon Holdings Funding Ltd.
144A 5.500%, 1/15/26(2)	567	627
144A 2.125%, 2/21/26(2)	857	820
144A 4.250%, 4/15/26(2)	397	416
Bank of America Corp. 3.366%, 1/23/26	254	273
BP Capital Markets America, Inc. 3.633%, 4/6/30	1,133	1,242
Charles Schwab Corp. (The) 4.000% (4)	540	548
Chubb INA Holdings, Inc. 1.375%, 9/15/30	787	719
Citigroup, Inc.
3.106%, 4/8/26	480	512
3.980%, 3/20/30	579	641
General Motors Financial Co., Inc.
2.750%, 6/20/25	828	864
3.600%, 6/21/30	854	901
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	390	405
	Par Value	Value

Financials—continued
JPMorgan Chase & Co.
3.207%, 4/1/23	$318	$327
2.301%, 10/15/25	398	414
2.739%, 10/15/30	400	407
Morgan Stanley
3.875%, 4/29/24	425	464
1.928%, 4/28/32	372	351
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(2)	637	647
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(2)	381	413
Schlumberger Investment S.A. 2.650%, 6/26/30	772	777
State Street Corp. 2.200%, 3/3/31	704	686
Travelers Cos., Inc. (The)
4.050%, 3/7/48	490	563
2.550%, 4/27/50	365	326
Truist Bank 2.250%, 3/11/30	500	488
US Bank NA 2.050%, 1/21/25	500	519
		14,350

Health Care—2.0%
AbbVie, Inc. 4.250%, 11/21/49	673	761
Anthem, Inc.
1.500%, 3/15/26	734	735
3.600%, 3/15/51	541	560
Bristol-Myers Squibb Co. 4.250%, 10/26/49	170	200
CommonSpirit Health 4.187%, 10/1/49	236	255
Danaher Corp. 2.600%, 10/1/50	635	562
		3,073

Industrials—3.5%
Boeing Co. (The)
3.625%, 2/1/31	924	967
5.805%, 5/1/50	1,100	1,385
Carrier Global Corp. 3.577%, 4/5/50	732	719
General Dynamics Corp. 4.250%, 4/1/50	120	143
General Electric Co. 4.350%, 5/1/50	370	410
Masco Corp. 1.500%, 2/15/28	445	427
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 10/15/27	641	711
See Notes to Schedule of Investments

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
United Parcel Service, Inc. 4.450%, 4/1/30	$354	$414
		5,176

Information Technology—2.7%
Dell International LLC 144A 6.200%, 7/15/30(2)	280	348
HP, Inc.
3.000%, 6/17/27	387	409
3.400%, 6/17/30	618	645
Intel Corp. 3.100%, 2/15/60	696	657
Intuit, Inc. 0.950%, 7/15/25	595	591
NetApp, Inc.
1.875%, 6/22/25	303	309
2.700%, 6/22/30	1,092	1,084
		4,043

Materials—2.1%
Amcor Flexibles North America Inc 2.630%, 6/19/30	234	233
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	748	980
LYB International Finance III LLC 3.625%, 4/1/51	283	279
Newmont Corp.
2.250%, 10/1/30	554	540
6.250%, 10/1/39	460	630
Nucor Corp. 2.000%, 6/1/25	289	297
Packaging Corporation of America 4.050%, 12/15/49	207	230
		3,189

Utilities—2.9%
Berkshire Hathaway Energy Co. 2.850%, 5/15/51	639	572
Boardwalk Pipelines LP 3.400%, 2/15/31	268	268
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	694	731
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	363	394
	Par Value	Value

Utilities—continued
Dominion Energy, Inc. 3.375%, 4/1/30	$552	$588
Pacific Gas and Electric Co. 2.500%, 2/1/31	414	391
Southern Co. (The) 3.700%, 4/30/30	918	992
Transcontinental Gas Pipe Line Co. LLC 3.950%, 5/15/50	383	391
		4,327

Total Corporate Bonds and Notes (Identified Cost $45,542)		46,545

Total Long-Term Investments—95.9% (Identified Cost $142,291)		143,253

	Shares
Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(5)	3,234,089	3,234
Total Short-Term Investment (Identified Cost $3,234)		3,234

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(5)(6)	2,136,263	2,136
Total Securities Lending Collateral (Identified Cost $2,136)		2,136

TOTAL INVESTMENTS—99.5% (Identified Cost $147,661)		$148,623
Other assets and liabilities, net—0.5%		716
NET ASSETS—100.0%		$149,339
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $13,600 or 9.1% of net assets.
(3)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

Virtus Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$7,043	$—	$7,043
Corporate Bonds and Notes	46,545	—	46,545
Mortgage-Backed Securities	27,803	—	27,803
U.S. Government Securities	61,862	—	61,862
Securities Lending Collateral	2,136	2,136	—
Money Market Mutual Fund	3,234	3,234	—
Total Investments	$148,623	$5,370	$143,253
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX CORE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.